Related party transactions - Summary of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,116	$ 533	$ 1,667	$ 1,086
Pension costs	64	49	116	99
Share-based compensation expense	3,076	2,491	4,796	4,760
Other compensation	86	80	202	153
Total	$ 4,342	$ 3,153	$ 6,781	$ 6,098